GOODWILL (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of goodwill [Abstract]
Disclosure of detailed information about goodwill
The carrying amount of goodwill acquired through business combinations has been allocated to a group of CGUs that combine to form a single operating segment, ATS Corporation, as follows:

As at	Note	2024	2023
Balance, at April 1		$1,118,262	$1,024,790
Acquisition of subsidiaries	5	112,201	23,758
Foreign exchange		(1,863)	69,714
Balance, at March 31		$1,228,600	$1,118,262